Main Events (Details) - Schedule of the estimated fair value of identifiable assets and liabilities - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Jan. 27, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jan. 31, 2021
Schedule Of The Estimated Fair Value Of Identifiable Assets And Liabilities Abstract
Cash and cash equivalents		R$ 1,071
Trade accounts receivable		3,313
Inventories		1,461	R$ (74,350)	R$ (154,937)	R$ (43,268)
Biological assets		4,883
Recoverable taxes and contributions		3,012
Non-current assets held for sale		23,842
Related parties		36
Other credits		6,025
Total		43,643
Other credits		15,986
Investment properties		197,711	1,004,380	997,100	858,261
Property, plant and equipment		23,541
Property, plant and equipment, Net		237,238	128,131	110,390
Total assets		280,881
Liabilities
Trade accounts payables		792
Loans and financing		123,862	469,868	729,610
Payable income tax and social contribution		19
Taxes payable		646
Labor charges		2,894	(30,565)	45,629	R$ (10,749)
Other accounts payable		15,590
Gross, Liabilities		143,803
Provision for contingencies		60
Other accounts payable		3,206
Deferred tax liabilities		27,763	34,925	26,714
Total liabilities		31,029	R$ 1,129,215	R$ 1,245,717
Total net assets at fair value		106,049				R$ (154,733)
Goodwill	[1]	47
Total consideration		R$ 106,096

[1]	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be deductible for tax purposes.